Condensed group statement of comprehensive income - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025		Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Profit (loss)	$ 1,929		$ 70	$ 2,911	$ 2,479
Items that may be reclassified subsequently to profit or loss
Gains (losses) on exchange differences on translation, before tax	1,323	[1]	(142)	2,142	(590)
Gains (Losses) On Cash Flow Hedges And Costs Of Hedging, Before Tax [Line Items]	235		(100)	50	(215)
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax	3		10	4	2
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	(57)		40	(15)	36
Other comprehensive income that will be reclassified to profit or loss, net of tax	1,504		(192)	2,181	(767)
Items that will not be reclassified to profit or loss
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	(214)		(240)	117	(306)
Other comprehensive income, before tax, gains (losses) on remeasurements of equity instruments	2		(17)	1	(30)
Other Comprehensive Income, Cash Flow Hedges To Be Transferred To Balance Sheet, Before Tax	2		0	4	(3)
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	52		59	(43)	733	[2]
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(158)		(198)	79	394
Other comprehensive income	1,346		(390)	2,260	(373)
Comprehensive income	3,275		(320)	5,171	2,106
Attributable to
Comprehensive income, attributable to owners of parent	2,883		(520)	4,439	1,783
Comprehensive income, attributable to non-controlling interests	$ 392		$ 200	$ 732	$ 323

[1]	Second quarter and first half 2025 are principally affected by movements in the Pound Sterling against the US dollar.
[2]	First half 2024 includes a $658-million credit in respect of the reduction in the deferred tax liability on defined benefit pension plan surpluses following the reduction in the rate of the authorized surplus payments tax charge in the UK from 35% to 25%.